Related party transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Relationship Between Related Parties with their Groups

The table below sets forth the related parties and their relationships with the Group:

Related Party	Relationship with the Group
Zhuhai Qianyou	Equity investment of the Group
Hao Cheng	Co-founder and shareholder of the Group
Chuan Wang	Director of the Company
Shenglong Zou	Co-founder and shareholder of the Group
Beijing Millet technology Co., LTD (“Beijing Xiaomi”)	Company owned by a shareholder of the Group
Leading Advice Holdings Limited	Company owned by a Co-founder and shareholder of the Group
Vantage Point Global Limited	Shareholder of the Company
Aiden & Lasmine Limited	Shareholder of the Company

Schedule of Significant Related Party Transactions

During the years ended December 31, 2012, 2013 and 2014, significant related party transactions were as follows:

	Years ended December 31,
(In thousands)	2012	2013	2014
Game sharing costs paid and payable to Zhuhai Qianyou (note a)	1,041	1,760	402
Advance to Hao Cheng	—	85	—
Repayment from Hao Cheng	—	—	85
Technology service revenue from Beijing Xiaomi	—	—	303
Advertisement revenue from Beijing Xiaomi	—	—	871
Advance to Shenglong Zou	—	—	10
Advance to Chuan Wang	—	—	7

note a – The Company obtained an exclusive game operation right from Zhuhai Qianyou, which is specialized in developing online games. According to the agreement, the Company will share revenues derived by the licensed games with Zhuhai Qianyou.

Schedule of Amount Due to from Related Party

As of December 31, 2012, 2013 and 2014, the amounts due to / from related parties were as follows:

(In thousands)	December 31, 2012	December 31, 2013	December 31, 2014
Amounts due to related parties
Accounts payable to Zhuhai Qianyou	313	225	84
Long-term payable to Aiden & Lasmine Limited (note 17)	—	—	1,125
Long-term payable to Vantage Point Global Limited (note 17)	—	—	3,012

(In thousands)	December 31, 2012	December 31, 2013	December 31, 2014
Amounts due from related parties
Accounts receivable from Beijing Xiaomi	—	—	5
Other receivable from Hao Cheng	—	85	—
Other receivable from Shenglong Zou	—	—	10
Other receivable from Chuan Wang	—	—	7